Loans Receivable (excluding Covered Loans)	12 Months Ended
Sep. 30, 2012
Loans Receivable [Abstract]
Loans Receivable (excluding Covered Loans)
Loans Receivable (excluding Covered Loans)

	September 30, 2012		September 30, 2011
	(In thousands)		(In thousands)
Non-acquired loans
Single-family residential	$5,778,922	73.5%	$6,218,878	74.9%
Construction - speculative	129,637	1.6	140,459	1.7
Construction - custom	211,690	2.7	279,851	3.4
Land - acquisition & development	124,677	1.6	200,692	2.4
Land - consumer lot loans	141,844	1.8	163,146	2.0
Multi-family	710,140	9.0	700,673	8.4
Commercial real estate	319,210	4.1	303,442	3.7
Commercial & industrial	162,823	2.1	109,332	1.3
HELOC	112,902	1.4	115,092	1.4
Consumer	63,374	0.8	67,509	0.8
Total non-acquired loans	7,755,219	98.6	8,299,074	100
Credit-impaired acquired loans
Single-family residential	342	—	—	—
Construction - speculative	1,889	—	—	—
Construction - custom	—	—	—	—
Land - acquisition & development	3,702	0.1	—	—
Land - consumer lot loans	—	—	—	—
Multi-family	601	—	—	—
Commercial real estate	87,154	1.1	—	—
Commercial & industrial	3,292	—	—	—
HELOC	14,040	0.2	—	—
Consumer	97	—	—	—
Total credit-impaired acquired loans	111,117	1.4	—	—
Total loans
Single-family residential	5,779,264	73.5	6,218,878	74.9
Construction - speculative	131,526	1.6	140,459	1.7
Construction - custom	211,690	2.7	279,851	3.4
Land - acquisition & development	128,379	1.7	200,692	2.4
Land - consumer lot loans	141,844	1.8	163,146	2
Multi-family	710,741	9.0	700,673	8.4
Commercial real estate	406,364	5.2	303,442	3.7
Commercial & industrial	166,115	2.1	109,332	1.3
HELOC	126,942	1.6	115,092	1.4
Consumer	63,471	0.8	67,509	0.8
Total loans	7,866,336	100%	8,299,074	100%
Less:
Allowance for probable losses	133,147		157,160
Loans in process	213,286		170,229
Discount on acquired loans	33,484		—
Deferred net origination fees	34,421		35,808
	414,338		363,197
	$7,451,998		$7,935,877

The Company originates fixed and adjustable interest rate loans, which at September 30, 2012 consisted of the following:

Fixed-Rate		Adjustable-Rate
Term To Maturity	Book Value	Term To Rate Adjustment	Book Value
	(In thousands)		(In thousands)
Within 1 year	$259,208	Less than 1 year	$164,682
1 to 3 years	151,418	1 to 3 years	237,263
3 to 5 years	197,642	3 to 5 years	155,987
5 to 10 years	337,819	5 to 10 years	444,389
10 to 20 years	943,963	10 to 20 years	54,017
Over 20 years	4,603,237	Over 20 years	316,711
	$6,493,287		$1,373,049

Gross loans by geographic concentration were as follows:

September 30, 2012	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	(In thousands)
Washington	$2,604,501	$237,687	$62,052	$71,576	$127,669	$78,446	$232,756	$78,026	$60,226	$71,271	$3,624,210
Oregon	907,462	289,289	12,401	28,023	34,983	19,014	5,849	10	—	7,555	1,304,586
Other	339,226	4,464	—	105	—	—	4,014	79,344	3,209	476	430,838
Idaho	401,987	24,517	4,982	13,800	4,975	11,242	610	86	—	4,748	466,947
Arizona	619,503	66,257	15,605	12,065	21,051	9,597	93,654	5,240	—	21,672	864,644
Utah	469,741	53,707	12,411	9,643	16,103	3,177	482	37	—	6,528	571,829
New Mexico	179,252	19,211	17,682	3,966	3,105	8,804	56,672	3,372	36	14,398	306,498
Texas	145,304	11,236	3,246	1,306	1,804	1,246	12,327	—	—	—	176,469
Nevada	112,288	4,373	—	1,360	2,000	—	—	—	—	294	120,315
	$5,779,264	$710,741	$128,379	$141,844	$211,690	$131,526	$406,364	$166,115	$63,471	$126,942	$7,866,336

PERCENTAGE BY GEOGRAPHIC AREA
September 30, 2012	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	As % of total gross loans
Washington	33.2%	3.0%	0.7%	0.8%	1.7%	1.2%	2.9%	1.0%	0.8%	0.8%	46.1%
Oregon	11.5	3.7	0.2	0.4	0.4	0.2	0.1	—	—	0.1	16.6
Other	4.3	0.1	—	—	—	—	0.1	1.0	—	—	5.5
Idaho	5.1	0.3	0.1	0.2	0.1	0.1	—	—	—	0.1	6.0
Arizona	7.9	0.8	0.2	0.2	0.3	0.1	1.2	0.1	—	0.3	11.1
Utah	6.0	0.7	0.2	0.1	0.2	—	—	—	—	0.1	7.3
New Mexico	2.3	0.2	0.2	0.1	—	0.1	0.7	—	—	0.2	3.8
Texas	1.8	0.1	—	—	—	—	0.2	—	—	—	2.1
Nevada	1.4	0.1	—	—	—	—	—	—	—	—	1.5
	73.5%	9.0%	1.6%	1.8%	2.7%	1.7%	5.2%	2.1%	0.8%	1.6%	100.0%

PERCENTAGE BY GEOGRAPHIC AREA AS A % OF EACH LOAN TYPE
September 30, 2012	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC
As % of total gross loans
Washington	45.1%	33.5%	48.2%	50.4%	60.3%	59.7%	57.4%	46.9%	94.8%	56.2%
Oregon	15.7	40.7	9.7	19.8	16.5	14.5	1.4	—	—	6.0
Other	5.9	0.6	—	0.1	—	—	1.0	47.8	5.1	0.4
Idaho	7.0	3.4	3.9	9.7	2.4	8.5	0.2	0.1	—	3.7
Arizona	10.7	9.3	12.2	8.5	9.9	7.3	23.0	3.2	—	17.1
Utah	8.1	7.6	9.7	6.8	7.6	2.4	0.1	—	—	5.1
New Mexico	3.1	2.7	13.8	2.8	1.5	6.7	13.9	2.0	0.1	11.3
Texas	2.5	1.6	2.5	0.9	0.9	0.9	3.0	—	—	—
Nevada	1.9	0.6	—	1.0	0.9	—	—	—	—	0.2
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

The following table provides additional information on impaired loans, loan commitments and loans serviced for others:

	September 30, 2012	September 30, 2011
	(In thousands)
Recorded investment in impaired loans	$565,553	$476,822
Impaired loans with allocated reserves	44,167	123,862
Reserves on impaired loans	15,983	41,912
Average balance of impaired loans	523,363	486,665
Interest income from impaired loans	28,366	28,081
Outstanding fixed-rate origination commitments	151,990	67,542
Loans serviced for others	58,673	102,775

The following table sets forth information regarding non-accrual loans held by the Company:

	September 30, 2012		September 30, 2011
	(In thousands)		(In thousands)
Non-accrual loans:
Single-family residential	$131,193	75.7%	$126,624	60.3%
Construction - speculative	10,634	6.1	15,383	7.3
Construction - custom	539	0.3	635	0.3
Land - acquisition & development	13,477	7.8	37,339	17.7
Land - consumer lot loans	5,149	3.0	8,843	4.2
Multi-family	4,185	2.4	7,664	3.6
Commercial real estate	7,653	4.4	11,380	5.4
Commercial & industrial	16	—	1,679	0.8
HELOC	198	0.1	481	0.2
Consumer	383	0.2	437	0.2
Total non-accrual loans	$173,427	100%	$210,465	100%

The following tables provide an analysis of the age of loans in past due status :

September 30, 2012	Amount of Loans	Days Delinquent Based on $ Amount of Loans					% based on $
Type of Loan	Net of LIP & Chg.-Offs	Current	30	60	90	Total
	(In thousands)
Non-acquired loans
Single-Family Residential	$5,776,002	$5,618,261	$34,035	$16,276	$107,430	$157,741	2.73%
Construction - Speculative	88,849	85,785	142	190	2,732	3,064	3.45
Construction - Custom	107,882	107,215	128	—	539	667	0.62
Land - Acquisition & Development	119,192	106,321	853	1,004	11,014	12,871	10.80
Land - Consumer Lot Loans	141,772	134,560	1,688	375	5,149	7,212	5.09
Multi-Family	676,917	672,263	718	67	3,869	4,654	0.69
Commercial Real Estate	292,261	284,427	699	3,153	3,982	7,834	2.68
Commercial & Industrial	162,802	162,778	8	—	16	24	0.01
HELOC	112,902	112,482	158	64	198	420	0.37
Consumer	63,374	61,405	1,155	431	383	1,969	3.11
Total non-acquired loans	7,541,953	7,345,497	39,584	21,560	135,312	196,456	2.60%

Credit-impaired acquired loans
Single-Family Residential	342	342	—	—	—	—	—%
Construction - Speculative	1,889	1,889	—	—	—	—	—
Construction - Custom	—	—	—	—	—	—	—
Land - Acquisition & Development	3,702	3,219	365	—	118	483	13.05
Land - Consumer Lot Loans	—	—	—	—	—	—	—
Multi-Family	601	—	601	—	—	601	100.00
Commercial Real Estate	87,134	78,959	412	2,549	5,214	8,175	9.38
Commercial & Industrial	3,292	3,054	238	—	—	238	7.23
HELOC	14,040	13,950	—	90	—	90	0.64
Consumer	97	95	2	—	—	2	2.06
Total credit-impaired acquired loans	111,097	101,508	1,618	2,639	5,332	9,589	8.63%

Total loans	$7,653,050	$7,447,005	$41,202	$24,199	$140,644	$206,045	2.69%

Most loans restructured in troubled debt restructurings ("TDRs") are accruing and performing loans where the borrower has proactively approached the Company about modifications due to temporary financial difficulties. Each request is individually evaluated for merit and likelihood of success. The concession for these loans is typically a payment reduction through a rate reduction of from 100 to 200 bps for a specific term, usually six to twelve months. Interest-only payments may also be approved during the modification period. Principal forgiveness is not an available option for restructured loans. As of September 30, 2012 single-family residential loans comprised 83% of restructured loans.
The Bank reserves for restructured loans within its allowance for loan loss methodology by taking into account the following performance indicators: 1) time since modification, 2) current payment status and 3) geographic area.

The following tables provides information related to loans that were restructured:

	September 30, 2012			September 30, 2011
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded
	Contracts	Investment	Investment	Contracts	Investment	Investment
		(In thousands)			(In thousands)
Troubled Debt Restructurings:
Single-Family Residential	787	$183,548	$183,548	681	$177,216	$177,216
Construction - Speculative	24	6,703	6,703	12	2,499	2,499
Construction - Custom	1	1,196	1,196	—	—	—
Land - Acquisition & Development	26	5,489	5,489	3	3,909	3,909
Land - Consumer Lot Loans	38	5,237	5,237	62	8,745	8,745
Multi-Family	4	3,104	3,104	9	10,360	10,360
Commercial Real Estate	4	6,224	6,224	—	—	—
Commercial & Industrial	—	—	—	—	—	—
HELOC	5	707	707	1	99	99
Consumer	—	—	—	—	—	—
	889	$212,208	$212,208	768	$202,828	$202,828

	September 30, 2012		September 30, 2011
	Number of	Recorded	Number of	Recorded
	Contracts	Investment	Contracts	Investment
		(In thousands)		(In thousands)
Troubled Debt Restructurings That Subsequently Defaulted:
Single-Family Residential	123	$24,431	103	$27,878
Construction - Speculative	—	—	—	—
Construction - Custom	—	—	—	—
Land - Acquisition & Development	—	—	5	779
Land - Consumer Lot Loans	12	1,402	—	—
Multi-Family	—	—	1	983
Commercial Real Estate	—	—	—	—
Commercial & Industrial	—	—	—	—
HELOC	—	—	—	—
Consumer	—	—	—	—
	135	$25,833	109	$29,640

The excess of cash flows expected to be collected over the initial fair value of acquired impaired loans is referred to as the accretable yield and is accreted into interest income over the estimated life of the acquired loans using the effective yield method. Other adjustments to the accretable yield include changes in the estimated remaining life of the acquired loans, changes in expected cash flows and changes of indices for acquired loans with variable interest rates.

The following table shows the changes in accretable yield for acquired impaired loans for the years ended September 30, 2012 and 2011:

	September 30, 2012		September 30, 2011
	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans
	(In thousands)
Balance at beginning of period	$—	$—	$—	$—
Additions	21,384	93,691	—	—
Reclassification from nonaccretable balance, net	—	—	—	—
Accretion	(4,456)	4,456	—	—
Transfers to REO	—	(2,616)	—	—
Payments received, net	—	(17,918)	—	—
Balance at end of period	$16,928	$77,613	$—	$—

The following table shows loans acquired during 2012 and 2011 for which it was probable at acquisition that all contractually required payments would not be collected:

Western National Bank
December 16, 2011
Contractually required payments of interest and principal	$171,515
Nonaccretable difference	(56,440)
Cash flows expected to be collected (1)	115,075
Accretable yield	(21,384)
Carrying value of acquired loans	$93,691
(1) Represents undiscounted expected principal and interest cash flows